Condensed Combined Debtor in Possession Financial Information (Balance Sheet) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019		Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 1,087,000,000	$ 1,096,000,000			$ 865,000,000
Restricted cash and cash equivalents:	1,353,000,000	411,000,000			495,000,000
Total cash, cash equivalents, restricted cash and restricted cash equivalents	2,440,000,000	1,507,000,000		$ 1,409,000,000	1,360,000,000			$ 1,410,000,000	$ 1,504,000,000
Receivables, net of allowance	793,000,000	777,000,000			1,840,000,000
Due from non-debtor affiliates							$ 425,000,000
Prepaid expenses and other assets	786,000,000	373,000,000			689,000,000
Vehicles	7,919,000,000	7,540,000,000			17,085,000,000
Property and equipment, net	637,000,000	666,000,000			757,000,000
Operating lease right-of-use asset	1,580,000,000	1,675,000,000			1,871,000,000
Intangible assets, net	2,969,000,000	2,992,000,000			3,238,000,000
Goodwill	1,045,000,000	1,045,000,000			1,083,000,000			$ 1,083,000,000
Assets held for sale	0	1,811,000,000			0
Total assets	16,610,000,000	16,908,000,000	[1]		24,627,000,000	[1]
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:	531,000,000	418,000,000			943,000,000
Accrued liabilities	824,000,000	759,000,000			1,032,000,000
Accrued taxes, net	161,000,000	121,000,000			150,000,000
Debt	7,026,000,000	6,267,000,000			17,089,000,000
Operating lease liabilities	1,541,000,000	1,636,000,000			1,848,000,000
Self-insured liabilities	470,000,000	488,000,000			553,000,000
Deferred income taxes, net	789,000,000	730,000,000			1,124,000,000
Total liabilities not subject to compromise	11,342,000,000	10,419,000,000			22,739,000,000
Liabilities subject to compromise	4,978,000,000	4,965,000,000			0
Liabilities held for sale	0	1,431,000,000			0
Total liabilities	16,320,000,000	16,815,000,000	[1]		22,739,000,000	[1]
Total liabilities and stockholder's equity (deficit)	16,610,000,000	16,908,000,000			24,627,000,000
Hertz Global Holdings and Subsidiaries in Bankruptcy Proceedings
ASSETS
Cash and cash equivalents	534,000,000	492,000,000
Restricted cash and cash equivalents:	1,179,000,000	305,000,000
Total cash, cash equivalents, restricted cash and restricted cash equivalents	1,713,000,000	797,000,000			$ 526,000,000
Receivables, net of allowance	404,000,000	388,000,000
Due from non-debtor affiliates	51,607,000,000	51,638,000,000
Prepaid expenses and other assets	265,000,000	183,000,000
Vehicles	5,000,000	37,000,000
Property and equipment, net	530,000,000	549,000,000
Operating lease right-of-use asset	1,353,000,000	1,424,000,000
Investment in subsidiaries, net	4,893,000,000	4,527,000,000
Intangible assets, net	2,966,000,000	2,988,000,000
Goodwill	488,000,000	488,000,000
Assets held for sale	0	173,000,000
Total assets	64,224,000,000	63,192,000,000
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable:	219,000,000	200,000,000
Accrued liabilities	477,000,000	412,000,000
Accrued taxes, net	84,000,000	48,000,000
Debt	740,000,000	242,000,000
Operating lease liabilities	1,314,000,000	1,385,000,000
Self-insured liabilities	243,000,000	251,000,000
Deferred income taxes, net	1,208,000,000	887,000,000
Total liabilities not subject to compromise	4,285,000,000	3,425,000,000
Liabilities subject to compromise	59,674,000,000	59,637,000,000
Liabilities held for sale	0	74,000,000
Total liabilities	63,959,000,000	63,136,000,000
Total equity attributable to the Debtors	265,000,000	56,000,000
Total liabilities and stockholder's equity (deficit)	$ 64,224,000,000	$ 63,192,000,000

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.